Other disclosures - Related party transactions - Non-executive directors ESOP - Rollforward and vesting (Details)	1 Months Ended								12 Months Ended
	Dec. 31, 2017 EUR (€) EquityInstruments	Jun. 30, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Jun. 30, 2016 EUR (€) EquityInstruments	May 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments	Sep. 30, 2015 EUR (€) EquityInstruments	Jun. 30, 2015 EUR (€) EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments	Dec. 31, 2015 EUR (€) EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									2,293,636	1,752,926	1,595,015
Number of options granted	653,825	120,536	363,226	60,000	288,950	243,400	3,000	56,500	774,361	712,176	302,900
Exercised									203,412	140,292	97,656
Total options at end of year	2,862,216		2,293,636			1,752,926			2,862,216	2,293,636	1,752,926
Exercise price | €	€ 21.17	€ 18.41	€ 14.130	€ 11.38	€ 11.47	€ 9.47	€ 10.34	€ 11.44	€ 21.17	€ 14.130	€ 9.47
2.44 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									34,585
Total options at end of year	34,585		34,585						34,585	34,585
2.44 | Peter Verhaeghe | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	11,626								11,626
Exercise price | €	€ 2.44								€ 2.44
2.44 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									29,443
Number of options granted									15,000
Total options at end of year	44,443		29,443						44,443	29,443
2.44 | David L Lacey | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,643								6,643
Exercise price | €	€ 2.44								€ 2.44
2.44 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									29,416
Total options at end of year	29,416		29,416						29,416	29,416
2.44 | Werner Lanthaler | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	12,814								12,814
Exercise price | €	€ 2.44								€ 2.44
2.44 | Werner Lanthaler | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,602								1,602
Exercise price | €	€ 2.44								€ 2.44
3.95 | Peter Verhaeghe | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,959								7,959
Exercise price | €	€ 3.95								€ 3.95
7.17 | Peter Verhaeghe | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 7.17								€ 7.17
7.17 | Peter Verhaeghe | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 7.17								€ 7.17
7.17 | David L Lacey | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	8,533								8,533
Exercise price | €	€ 7.17								€ 7.17
7.17 | David L Lacey | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	4,267								4,267
Exercise price | €	€ 7.17								€ 7.17
7.17 | Werner Lanthaler | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 7.17								€ 7.17
7.17 | Werner Lanthaler | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 7.17								€ 7.17
11.38 | Peter Verhaeghe
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									10,000
Total options at end of year			10,000							10,000
Exercise price | €			€ 11.38							€ 11.38
11.38 | Peter Verhaeghe | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.38								€ 11.38
11.38 | Peter Verhaeghe | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 11.38								€ 11.38
11.38 | Peter Verhaeghe | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 11.38								€ 11.38
11.38 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									10,000
Total options at end of year			10,000							10,000
Exercise price | €			€ 11.38							€ 11.38
11.38 | David L Lacey | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.38								€ 11.38
11.38 | David L Lacey | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 11.38								€ 11.38
11.38 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 11.38								€ 11.38
11.38 | Werner Lanthaler
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									10,000
Total options at end of year			10,000							10,000
Exercise price | €			€ 11.38							€ 11.38
11.38 | Werner Lanthaler | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.38								€ 11.38
11.38 | Werner Lanthaler | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 11.38								€ 11.38
11.38 | Werner Lanthaler | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 11.38								€ 11.38
11.38 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									10,000
Total options at end of year			10,000							10,000
Exercise price | €			€ 11.38							€ 11.38
11.38 | Pamela Klein | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.38								€ 11.38
11.38 | Pamela Klein | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 11.38								€ 11.38
11.38 | Pamela Klein | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 11.38								€ 11.38
11.38 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									10,000
Total options at end of year			10,000							10,000
Exercise price | €			€ 11.38							€ 11.38
11.38 | Don Debethizy | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.38								€ 11.38
11.38 | Don Debethizy | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333								3,333
Exercise price | €	€ 11.38								€ 11.38
11.38 | Don Debethizy | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	1,667								1,667
Exercise price | €	€ 11.38								€ 11.38
21.17 | David L Lacey
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000								15,000
Exercise price | €	€ 21.17								€ 21.17
21.17 | David L Lacey | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 21.17								€ 21.17
21.17 | David L Lacey | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 21.17								€ 21.17
21.17 | David L Lacey | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 21.17								€ 21.17
11.44 | Pamela Klein
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000
Total options at end of year	25,000		25,000						25,000	25,000
11.44 | Pamela Klein | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,500								7,500
Exercise price | €	€ 11.44								€ 11.44
11.44 | Pamela Klein | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.44								€ 11.44
11.44 | Pamela Klein | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500								2,500
Exercise price | €	€ 11.44								€ 11.44
11.44 | Don Debethizy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000	15,000
Total options at end of year	25,000		25,000			15,000			25,000	25,000	15,000
Exercise price | €						€ 11.44					€ 11.44
11.44 | Don Debethizy | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	7,500								7,500
Exercise price | €	€ 11.44								€ 11.44
11.44 | Don Debethizy | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 11.44								€ 11.44
11.44 | Don Debethizy | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	2,500								2,500
Exercise price | €	€ 11.44								€ 11.44
14.13 | A.A. Rosenberg
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									15,000
Total options at end of year	15,000		15,000						15,000	15,000
Exercise price | €			€ 14.13							€ 14.13
14.13 | A.A. Rosenberg | Options vested until 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | €	€ 14.13								€ 14.13
14.13 | A.A. Rosenberg | Options vested in 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 14.13								€ 14.13
14.13 | A.A. Rosenberg | Options to vest in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 14.13								€ 14.13
14.13 | A.A. Rosenberg | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000								5,000
Exercise price | €	€ 14.13								€ 14.13